INVENTORY, NET - Inventory Obsolescence Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Inventory obsolescence provision - beginning	$ 67	$ 69
Add: increase in provision	83	29
Deduct: inventory obsolescence write-off	(21)	(31)
Deduct: dispositions	(53)	0
Inventory obsolescence provision - ending	$ 76	$ 67